Other Financial Assets (Details) - AUD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Investments in listed entities [Abstract]
Consolidated Lithium Metals Inc.	$ 1,007	$ 740
Total other financial assets	1,007	740
Comprising [Abstract]
Current	0	0
Non-current	$ 1,007	$ 740